Employee benefits (Tables)	12 Months Ended
Mar. 31, 2023
Parent Company Gratuity plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of gratuity cost recognized in the income statement for the years ended March 31, 2023, 2022 and 2021 consist of the following:

	For the Year Ended March 31,
	2023		2022		2021
Current service cost		364	Rs.	328	Rs.	281
Interest on defined benefit liability		30		33		8
Past service cost		17		-		-
Gratuity cost recognized in income statement	Rs.	411	Rs.	361	Rs.	289

Disclosure of net defined benefit liability (asset) [Table Text Block]
Details of the employee benefits obligations and plan assets are provided below:

	As of March 31,
	2023		2022
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	3,076	Rs.	2,894
F a i r v a l ue of p l a n a ss e t s		(3,093)		(2,350)
Net defined benefit (Asset)/liability r e c og n i z e d	Rs.	(17)	Rs.	544

Disclosure of changes in the present value of defined benefit obligations [Text Block]
	As of March 31,
	2023		2022
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	271	Rs.	307
Current s e r v i c e c o s t		15		16
In t e r e s t on defined obligations		27		24
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(27)		(40)
Actuarial loss/(gain) due to change in demographic		(3)		-
Actuarial loss/(gain) due to experience changes		32		3
B e n e f it s p a i d		(74)		(58)
Foreign exchanges differences		50		19
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	291	Rs.	271

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2023		2022
Fair value of plan assets at the beginning of the year	Rs.	2,350	Rs.	1,997
Employer contributions		885		496
Interest on plan assets		141		111
Re-measurements due to:
Return on plan assets excluding interest on plan assets		62		43
Benefits paid		(344)		(293)
Assets transferred (1)		(1)		(4)
Plan assets at the end of the year	Rs.	3,093	Rs.	2,350

(1)	Assets transferred:
•	During the year ended March 31, 2023, an amount of Rs.(1) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.
•	During the year ended March 31, 2022, an amount of Rs.(4) represents the transfer of plan assets on account of the transfer of employees between the parent company and its subsidiaries.

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2023
Defined benefit obligation without effect of projected salary growth	Rs.	2,000
Add: Effect of salary growth		1,076
Defined benefit obligation with projected salary growth		3,076
Defined benefit obligation, using salary growth rate plus 50 basis points		3,160
Defined benefit obligation, using salary growth rate minus 50 basis points		2,996
Defined benefit obligation, using discount rate minus 50 basis points		2,995
Defined benefit obligation, using discount rate plus 50 basis points		3,162

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2023	2022	2021
Discount rate	7.30%	6.45%	6.00%
Rate of compensation increase	9.00%	8.50%	8.00%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Gratuity Plan’s weighted-average asset allocation as of March 31, 2023 and 2022, by asset category, was as follows:

	As of March 31,
	2023	2022
Funds managed by insurers	100%	100%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of gratuity as of March 31, 2023 were as follows:

Expected contribution	Amount
During the year ended March 31, 2024 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2024		496
March 31, 2025		469
March 31, 2026		444
March 31, 2027		417
March 31, 2028		388
Thereafter		2,735

Industrias Quimicas Falcon de Mexico Pension plan [Member]
Disclosure of net defined benefit liability (asset) [abstract]
Cost Recognized in the Income Statement [Text Block]
The components of net pension cost recognized in the income statement for the years ended March 31, 2023, 2022 and 2021 consist of the following:

	For the Year Ended March 31,
	2023		2022		2021
Current service cost	Rs.	15	Rs.	16	Rs.	13
Interest on defined benefit liability		4		10		8
Total cost recognized in income statement	Rs.	19	Rs.	26	Rs.	21

Disclosure of net defined benefit liability (asset) [Table Text Block]	Details of the employee benefits obligations and plan assets are provided below:
	As of March 31,
	2023		2022
P r e s e nt v a l ue of funded ob l i g a t i ons	Rs.	291	Rs.	271
F a i r v a l ue of p l a n a ss e t s		(248)		(215)
Net defined benefit liability r e c og n i z e d	Rs.	43	Rs.	56

Disclosure of changes in the present value of defined benefit obligations [Text Block]
Details of changes in the present value of defined benefit obligations are as follows:

	As of March 31,
	2023		2022
D e f i n e d b e n e f i t o b l i g a t i ons a t t he b e g i nn i ng of t he y e a r	Rs.	2,894	Rs.	2,628
Current s e r v i c e c o s t		364		328
In t e r e s t on defined obligations		171		144
Past service cost		17		-
Re-measurements due to:
Actuarial loss/(gain) due to change in financial assumptions		(61)		7
Actuarial loss/(gain) due to demographic assumptions		(32)		24
Actuarial loss/(gain) due to experience changes		67		60
B e n e f it s p a i d		(344)		(293)
Liabilities assumed/ (transferred) (1)		0 (2)		(4)
D e f i n e d b e n e f i t o b l i g a t i ons a t t he e nd o f t he y e a r	Rs.	3,076	Rs.	2,894

(1)	Liabilities assumed/(transferred):
During the year ended March 31, 2023, an amount of Rs.0 (round ed
to the nearest million) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.
During the year ended March 31, 2022, an amount of Rs.(4) represents the transfer of liabilities on account of transfer of employees between the parent company and its subsidiaries.

(2)	Rounded to the nearest million.

Disclosure of fair value of plan assets [text block]
Details of changes in the fair value of plan assets are as follows:

	As of March 31,
	2023		2022
Fair value of plan assets at the beginning of the year	Rs.	215	Rs.	169
Employer contributions		74		84
Interest on plan assets		23		15
Re-measurements due to:
Return on plan assets excluding interest on plan assets		(32)		(6)
Benefits paid		(74)		(58)
Foreign exchanges differences		42		11
Plan assets at the end of the year	Rs.	248	Rs.	215

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity Analysis:

	As of March 31, 2023
Defined benefit obligation without effect of projected salary growth	Rs.	205
Add: Effect of salary growth		86
Defined benefit obligation with projected salary growth		291
Defined benefit obligation, using salary growth rate plus 50 basis points		303
Defined benefit obligation, using salary growth rate minus 50 basis points		280
Defined benefit obligation, using discount rate minus 50 basis points		303
Defined benefit obligation, using discount rate plus 50 basis points		281

Disclosure of assumptions used to determine benefit obligations [Table Text Block]	The assumptions used to determine benefit obligations:
	For the Year Ended March 31,
	2023	2022	2021
Discount rate	10.50%	9.25%	7.75%
Rate of compensation increase	4.50%	4.50%	4.50%

Disclosure of Disaggregation of Plan Assets [Table Text Block]
Disaggregation of plan assets:
The Falcon pension plan’s weighted-average asset allocation as of March 31, 2023 and 2022, by asset category, was as follows:

	As of March 31,
	2023	2022
Funds managed by insurers	50%	50%
Others	50%	50%

Disclosure Of Expected Future Cash Flows In Respect Of Post-employment Benefits [Text Block]
The expected future cash flows in respect of post-employment benefit plans in Mexico as of March 31, 2023 were as follows:

Expected contribution	Amount
During the year ended March 31, 2024 (estimated)	Rs.	-

Expected future benefit payments
March 31, 2024		5
March 31, 2025		6
March 31, 2026		11
March 31, 2027		22
March 31, 2028		29
Thereafter		710